Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Schedule of Inventories	Inventories consisted of the following:
	As of December 31,
	2017	2018
	RMB	RMB
Raw materials	169,665	191,242
Work in process	30,195	33,714
Finished goods	49,875	259,666
Total	249,735	484,622